JASON L. KENT (858) 550-6044 jkent@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

August 31, 2007

United States Securities and Exchange Commission

Mail Stop 6010

100 F Street N.E.

Washington, D.C. 20549

Attn:	Russell Mancuso
Jay Mumford

RE:	Entropic Communications, Inc.
Registration Statement on Form S-1 (File No. 333-144899)
Amendment No. 2

Dear Messrs. Mancuso and Mumford:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Entropic Communications, Inc. (the “Company”), is Amendment No. 2 (“Amendment No. 2”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on July 27, 2007. The copy of Amendment No. 2 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as originally filed with the Commission on July 27, 2007.

Amendment No. 2 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated August 23, 2007 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 2. Amendment No. 2 also includes the Company’s unaudited consolidated financial statements as of and for the six months ended June 30, 2007.

Staff Comments and Company Responses

Prospectus Cover Page

1.	Please confirm that any preliminary prospectus you circulate will include all non-Rule 430A information. This includes the price range and related information based on a bona fide estimate of the public offering price within that range. Also note that we may have additional comments after you include this information.

Response: The Company acknowledges the Staff’s comment and confirms that any preliminary prospectus it circulates will include all non-Rule 430A information.

United States Securities and Exchange Commission

August 31, 2007

Page Two

Prospectus Summary

2.	The disclosure in the summary should be a balanced presentation of your business. Expand to balance the disclosure of your solutions with a realistic picture of some of the challenges you and the MoCA standard face, many of which are identified in your risk factors section. In addition, we note your discussion in the sixth paragraph about your pro-forma revenues. Please balance this disclosure with an equally prominent discussion of your, and your recently acquired subsidiary’s, losses.

Response: The Company has expanded the disclosure in the prospectus summary as requested.

3.	Please provide us independent, objective support for the statements regarding your leadership. For example, you indicate in the summary and in other parts of your prospectus that you are a “leading fabless semiconductor company” and a “pioneer of key technologies,” that your technologies “significantly change” the way certain content is delivered and that you are the only “high-volume supplier of MoCA compliant chipsets.”

Response: The Company respectfully submits that there is objective support both within and outside of the Registration Statement for the above-referenced statements regarding its leadership. For example, within the Registration Statement, the Company describes communications technologies it invented that have created new product categories and new ways of sending and receiving signals over common media, such as coaxial cables. The Company’s products based on these technologies have shipped in high volume, and the Company is currently the only commercial supplier of such products.

More specifically, with respect to the Company’s Home Networking products:

•	The Company originated the home networking technology on which the MoCA standard is based.
•

To date, all of the products that have been MoCA certified use the Company’s chips, and there are no other suppliers of MoCA-compliant chipsets. The Company is able to confirm that there are no other suppliers of MoCA-compliant chipsets because any such supplier would be required to obtain a license from the Company to its patent claims that are essential to implement the MoCA specifications.

•

The Company’s technology, on which the MoCA standard is based, significantly changes the way that video and data are delivered within the home because it allows, for the first time, the ability for signals to be communicated backwards through splitters, thus enabling full mesh peer-to-peer networking over coaxial cables in the home.

•	The Company has shipped millions of chips that enable such home networking.

United States Securities and Exchange Commission

August 31, 2007

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In addition, with respect to the Company’s DBS Outdoor Unit products:

•	RF Magic, which was acquired by the Company in June 2007, invented the technology on which the Company’s band translation switch and channel stacking switch integrated circuits are based.

•	There are currently no other suppliers of integrated circuits that perform equivalent or similar functions as the band translation switch and channel stacking switch.

•

This technology significantly changes the way that video is delivered to the home by satellite signal because it allows, for the first time, the ability to send multiple broadcast satellite signals on a single cable into the home, cost-effectively enabling such features for satellite subscribers as picture-in-picture and the ability to watch one channel while recording a second channel. Until the advent of the Company’s technology, this had only been done with multiple cables running from the satellite outdoor unit to devices in the home.

•	The Company has shipped millions of chips that enable such DBS communications.

Outside of the Registration Statement, the Company’s leadership has been acknowledged by independent third parties, such as the market analysis firm iSuppli:

•

“Entropic is the only company currently providing silicon.” (listing current suppliers of MoCA chipsets) iSuppli, “Home Networking: In Search of a Killer Connection”, Topical Report – Q1 2007, p. 46: Table 38: MoCA.

•

“The common market focus, coupled with their complementary systems expertise, positions Entropic to be a major player in the connected entertainment space,” said Steve Rago, IPTV and media networking analyst for iSuppli.” Semiconductor Fabtech, “Two Fabless Companies Merge to Offer Broader Connected Home Offerings”, April 10, 2007.

Accordingly, the Company respectfully submits that the statements in the Registration Statement regarding the Company’s leadership are supported and therefore appropriate disclosure.

4.	Due to your extensive use of jargon, technical terms and abbreviations, it is difficult to understand what you do. In the forepart of your prospectus, including the summary and risk factors, please eliminate your reliance on abbreviations, jargon and technical terms like SoC, MSO, CPE, PHY, “telcos,” “solutions” and “core competencies.” Instead, explain concepts like these in concrete, everyday language. In addition, in sections of your document other than the forepart, please try to avoid use of defined terms and jargon. Before revising your document in response to this comment, please carefully review Updated Staff Legal Bulletin No. 7 (June 7, 1999), particularly sample comments 4, 5, 14, 16, 39 and 40 appearing at the of the bulletin. The bulletin is available on our web site at http://www.sec.gov/interps/legal/cfslb7a.htm.

Response: The Company has revised the Registration Statement to avoid the use of many abbreviations, jargon and technical terms of the type described above. The Company respectfully submits, however, that certain of the abbreviations, such as CMOS, DSL, ODM and OEM, are more familiar and easily understandable to the average reader than the underlying words represented thereby. Accordingly, the Company has retained some abbreviations and technical terms, but has defined such abbreviations and terms, either explicitly or in context, on or about the first time they are used in the Registration Statement. For example, the term “solutions” is used on page 2 of the Registration Statement to refer to a platform comprised of silicon integrated circuits and associated software.

United States Securities and Exchange Commission

August 31, 2007

Page Four

5.	We note you identified six customers in the sixth paragraph. Please tell us the objective criteria you used to determine which customers to highlight here. Also tell us whether you identified in the summary all customers that satisfy those criteria.

Response: The companies identified by the Company in the sixth paragraph of the prospectus summary consist of three of its customers (Actiontec, Jabil Circuit and Motorola) and three service providers with whom it has established relationships (Echostar, J:COM and Verizon). The Company advises the Staff that size, in terms of revenues or unit volume, was the objective criterion used to determine which customers or service providers to highlight. The three customers listed are the Company’s three largest customers in terms of pro forma revenues of Entropic and RF Magic in the first six months of 2007. With respect to the Company’s service provider relationships, these are important for the deployment of three types of products: Home Networking, Broadband Access and DBS Outdoor Unit. To date, Echostar has deployed the largest number of the DBS Outdoor Unit products; J:COM has deployed the largest number of Broadband Access products; and Verizon has deployed the largest number of Home Networking products.

6.	Please tell us whether all industry data you cite in your document is publicly available. Also tell us whether:

•	you commissioned the industry reports;

•	the industry reports were prepared for use in your registration statement;

•	you are affiliated with the sources of the industry reports; and

•	the sources of the reports consented to your use of their data in this registration statement.

Response: The industry data cited by the Company is publicly available for a fee from the referenced source. The Company did not commission the reports which are cited, and the reports were not prepared for use in the Registration Statement. The Company is not affiliated with the sources for these reports. Each of the sources consented to the Company’s use of its data in the Registration Statement.

United States Securities and Exchange Commission

August 31, 2007

Page Five

7.	Please highlight in your summary your statement on page 58 that your products did not launch in significant volume until 2006.

Response: The Company has revised the disclosure on page 1 as requested.

Our Solutions, page 2

8.	If you are highlighting products that you acquired recently, please highlight that fact with equal prominence.

Response: The Company has revised the disclosure on page 2 as requested.

Risk Factors, page 9

We face intense competition…, page 9

9.	This risk factor appears to cover a number of different risks that should be broken out into separate risk factors. Please provide a separate risk factor discussing the MoCA versus competing technologies and a separate risk factor discussing the fact that you may have to license your technology to potential competitors.

Response: The Company has revised certain of the disclosure on page 10 as requested. The Company respectfully submits that the separate risk factor disclosure requested by the Staff is included in the risk factors entitled “If the market for HD video and other multimedia content delivery solutions based on the MoCA standard does not develop as we anticipate, our revenues may decline or fail to grow, which would adversely affect our operating results” and “Even if service providers, ODMs and OEMs adopt multimedia content delivery solutions based on the MoCA standard, we may not compete successfully in the market for MoCA-compliant chipsets” on page 13.

We have very limited operating history, page 15

10.	You may not disclaim responsibility for your disclosure. Please revise your statement here and elsewhere that the disclosure is for “illustrative purposes only” to remove any implication of a disclaimer.

Response: The Company has eliminated the above-referenced phrase throughout the Registration Statement.

United States Securities and Exchange Commission

August 31, 2007

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If we fail to comply with environmental regulatory requirements, page 23

11.	If your current operations or products require redesign or other changes to comply with existing requirements, please say so directly without use of vague terms like “may.” If you are uncertain, please explain the reason for the uncertainty.

Response: The Company has revised the disclosure on page 24 to eliminate the above-referenced disclosure.

Possible third-party claims, page 27

12.	Please explain why you “cannot assure” investors that you are not currently infringing proprietary rights of others.

Response: The Company has eliminated the above-referenced sentence.

Our products are subject to export and import controls, page 29

13.	We note your reference to the effect of a shift in approach to enforcement of existing regulations. If you currently are not in compliance with regulations, please say so directly.

Response: The Company has revised the disclosure on page 31 to eliminate the discussion of a shift in approach to enforcement of such existing regulations.

Dilution, page 38

14.	With a view toward clarified disclosure, please quantify for us the effect of exercise of outstanding options and warrants on the information in the tables in this section.

Response: The Company has revised the disclosure on page 44 as requested.

Unaudited Pro Forma Condensed Consolidated Combined Financial Statements, page 40

Basis of Pro Forma Presentation, page 44

15.	Please expand to provide a description of the information on which you are awaiting in order to finalize the purchase allocation.

Response: The Company has expanded the disclosure on page 51 as requested.

United States Securities and Exchange Commission

August 31, 2007

Page Seven

Preliminary Purchase Price Allocation, 44

16.	Please describe to us and expand to disclose how you determined the fair market value assigned to the common and preferred shares issued in the acquisition. Please reconcile any significant differences in the per share value assigned to the preferred shares from that assigned to the common shares.

Response: The Company respectfully advises the Staff that the fair value of common stock and redeemable convertible preferred stock issued to the stockholders of RF Magic was determined based on the fair value of the Company’s common stock and redeemable convertible preferred stock as of June 30, 2007. In order to calculate fair value, the Company utilized a probability-weighted expected return method consistent with the American Institute of Certified Public Accountants Audit and Accounting Practice Aid Series, Valuation of Privately Held Company Equity Securities Issued as Compensation. The Company utilized the following four scenarios in the probability-weighted calculation: liquidation, initial public offering, merger or acquisition, and status-quo. An enterprise value was calculated for the Company under each of the scenarios based on either the income, market or cost approach. From the enterprise value, a market value of equity was derived by reducing the enterprise value by excess balance sheet cash and deductions for debt and other obligations. The probability-weighted expected return method was then used to allocate the market value of equity to the various classes of stock. The fair values of the common stock, Series D-1 preferred stock and Series D-2 preferred stock were comparable on the date of acquisition. The fair value of the Series D-3 preferred stock was higher than that of the other classes of securities due to its liquidation preferences under a liquidation, status-quo, or merger or acquisition scenario. The Company has expanded the disclosure on pages 50 and 51 as requested.

17.	Please disclose the per share fair market values assigned to the preferred and to the common shares issued in the acquisition.

Response: The Company has revised the disclosure on page 51 as requested.

18.	Please disclose the Black-Scholes assumptions used to value the options and warrants assumed in the acquisition.

Response: The Company has revised the disclosure on page 51 as requested.

In-Process Research and Development, page 46

19.	When you update your financial statements please include disclosure in the footnotes about how you determined the fair market value of in-process research and development. In that regard disclose (1) the appraisal method and (2) significant assumptions, such as the period in which material net cash inflows from significant projects are expected to commence; any anticipated material changes from historical pricing, margins and expense levels; and the risk adjusted discount rate applied to cash flows.

United States Securities and Exchange Commission

August 31, 2007

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Response: The Company has revised the disclosure on page 53 and on page F-23 of the Company’s financial statements as requested.

20.	As a related matter, please also present MD&A disclosure about acquired in-process research and development including the following by major project:

•	Specific disclosure describing the nature of the projects acquired.

•	Where multiple projects are involved, a summary of values assigned by technology/project.

•	The status of the development and the complexity or uniqueness of the work completed at the acquisition date.

•	The stage of completion at the acquisition date.

•	The nature and timing of the remaining efforts for completion.

•	The anticipated completion date and the date you expect to begin benefiting from the acquired in-process research and development.

•	Projected costs to complete by project (or category of projects).

•	The risks and uncertainties associated with completing development within a reasonable period of time.

•	The risks involved if the acquired in-process research and development is not completed on a timely basis.

Response: The Company has revised the disclosure on page 68 as requested.

Management’s Discussion and Analysis, page 50

Overview, page 50

21.	We note much of your disclosure in this section is very similar to the summary on page 2 and the business section on page 66. Please revise to avoid repeating disclosure. The overview in this section should be a balanced, executive-level discussion that identifies the most important themes or other significant matter with which management is concerned primarily in evaluating the company’s financial condition and operating results. Discuss material business opportunities, challenges and risks, such as those presented by known material trends and uncertainties, on which the company’s executives are most focused, and the actions they are taking in response to them. For further guidance on the content and purpose of the “Overview,” see Commission Guidance Regarding Managements Discussion and Analysis of Financial Condition and Results of Operations Interpretive Release No. 33-8350 (December 19, 2003) on our website.

Response: The Company has revised the disclosure in the overview of the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section of the Registration Statement as requested.

United States Securities and Exchange Commission

August 31, 2007

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Critical Accounting Policies and Estimate, page 51

Stock-based Compensation, page 52

22.	Once you have a pricing range, please provide the following disclosures in MD&A:

•	The aggregate intrinsic value of all outstanding options based on the midpoint of the estimated IPO price range; and

•

A discussion of each significant factor contributing to any difference between the estimated fair value as of the date of grant and the estimated IPO price (or pricing range) for options granted during the twelve months prior to the date of the most recent balance sheet.

Response: The Company acknowledges the Staff’s comments and will provide the requested disclosures in the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section of the Registration Statement once it has a pricing range.

23.	We note that on page 53 you refer to using the valuation of an independent third party when determining fair value of your common stock. While management may elect to take full responsibility for valuing the equity instruments, if you choose to continue to refer to the expert in any capacity, please revise the filing to name the independent valuation expert and include its consent as an exhibit. Refer to Rule 436 and Item 601(b)(23) of Regulation S-K.

Response: The Company has eliminated the reference to the valuation of an independent third party.

Gross Margin, page 60

24.	Please discuss the reasons for the changes in the margins on your product sales.

Response: The Company has revised the disclosure on pages 66, 68 and 69 as requested.

Contractual Obligations, page 63

25.	Please expand your disclosure to also explain the effect of obligations assumed in the recent acquisition.

Response: The Company has expanded the disclosure on page 76 as requested.

United States Securities and Exchange Commission

August 31, 2007

Page Ten

Business, page 66

26.	Please explain the regulations that give rise to the risks that you mention on page 23.

Response: The Company has added disclosure regarding such regulations which pertain to the Company on page 92 as requested.

Home Networking, page 69

27.	We note your discussion of your chipsets being developed by Verizon. Please clarify whether Verizon FiOS service uses your product exclusively, or whether your competitors also may provide products to this service offering.

Response: The Company has clarified the disclosure on pages 3, 82 and 83 as requested.

Customers, page 76

28.	We note your reference on page 11 to “substantially all” of your revenue being derived from two companies. Please revise your disclosure regarding multiple customers here and in your prospectus summary to make the significance of these two companies clear.

Response: The Company has revised the disclosure on pages 5 and 90 as requested.

Competition, page 77

29.	Please describe the positive and negative factors pertaining to your competitive position relative to the competing technologies mentioned in the last paragraph of this section.

Response: The Company respectfully submits that a comparison of the positive and negative factors pertaining to its technology relative to any competing technology is highly dependent on, and sensitive to, numerous facts and circumstances surrounding the service provider and customer using the Company’s products. For example, the particular media content being distributed, environment in which the distribution is taking place, available network bandwidth and distribution mediums and number of devices connected to a network, among many other factors, determine how the Company’s Home Networking technologies compare with each of the various competing technologies that are referred to in the Staff’s comment. Even comparisons of objective criteria, such as price competitiveness, are often fact specific, such that the Company’s products may compete favorably in price against another technology under one set of circumstances but may not compete favorably against the same technology under different circumstances for a given service provider or customer. For example, the Company’s systems solutions may be ideal from the performance, cost, business model, and long term viability perspectives of a telecommunications service provider that is laying out the infrastructure to terminate a fiber optic network at or very near the customer’s home. The same solutions, while possibly providing superior performance, may not provide the cost benefits or business model compatibility to another telecommunications service provider whose fiber optic network infrastructure terminates some distance from the customer’s home and that instead wants to leverage the existing copper cable infrastructure.

United States Securities and Exchange Commission

August 31, 2007

Page Eleven

Prior to filing the Registration Statement, the Company carefully considered and attempted to succinctly present a comprehensive description of the various factors that determined how its technologies compared to alternatives. However, the Company ultimately concluded that such specific comparisons would either be potentially misleading or not useful to investors. Such comparisons could be misleading if the Company only provided a subset of the universe of contexts in which its technology can be compared to alternative technologies. On the other hand, were the Company to attempt a comprehensive analysis of how the Company’s technologies compare with alternative technologies in all relevant contexts, such comparisons could likely be confusing due to the length of the description, which even then could not purport to be comprehensive; moreover, their utility would likely be limited due to the extensive caveats and qualifications which would be required for truthful and accurate comparisons.

Thus, the Company submits that due to the nature of the Company’s technologies and their competing alternatives, as well as the contexts in which they are used, a description of the positive and negative factors relating to how the Company’s technologies compare to their alternatives would be potentially misleading or not useful to investors. In response to the Staff’s comment, however, the Company has modified the disclosure on page 91 to describe some of the complexities that are necessarily involved in comparing its technologies to competing technologies.

Intellectual Property, page 78

30.	Please clarify the scope of your patents that are not subject to your obligation to license to MoCA members. Further, please explain what would be reasonable and non-discriminatory terms for such license. Also, please tell us where you have filed the agreement requiring such licensing.

Response: The Company has revised the disclosure on page 93 as requested. In addition, pursuant to the Staff’s suggestion, the Company has filed the agreement requiring the license to MoCA members as an exhibit to the Registration Statement, which provides investors with additional detail surrounding the Company’s patents that are subject to licensing obligations to MoCA members.

31.	Please disclose the terms of your material licenses, such as scope, duration and termination provisions. For example, we note the license mentioned at the bottom of page 63.

Response: The Company respectfully advises the Staff that it does not have any material licenses the terms of which are required to be disclosed in the Registration Statement. The licenses granted by the Company in connection with its sales and development agreements – such as the license grants embedded within the Motorola, Tellabs Operations and STMicroelectronics agreements filed

United States Securities and Exchange Commission

August 31, 2007

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as exhibits to the Registration Statement – are limited and non-exclusive in nature and are ancillary to the primary purpose of such agreements, which is the sale and development of the Company’s products. Moreover, the software license agreements referenced on page 76 of the Registration Statement are of a type that are commercially available from the licensors and ordinarily accompany the kind of business conducted by the Company, and are not viewed by the Company as contracts on which the Company’s business is substantially dependent. For example, the non-financial terms of these software license agreements are substantially similar in nature to the terms of license agreements the Company has entered into with other software design tool vendors, and the Company believes that in the event either of the software license agreements referenced on page 76 of the Registration Statement were terminated, it would be able to obtain a replacement license from another software design tool vendor without materially impacting the Company’s business. Accordingly, while the Company believes that the amounts that are potentially payable under these license agreements are relevant to an investor’s understanding of the Company’s future contractual obligations, and has therefore provided disclosure of such information in the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section of the Registration Statement, the Company respectfully submits that disclosure of the other terms of these license agreements, such as their scope, duration and termination provisions, is not required or material to investors.

Management, page 80

32.	Provide succinct descriptions of each individual’s business experience for the last five years. For example, please disclose the periods of Mr. Foley’s and Mr. Lyle’s employment prior to June 2007.

Response: The Company has revised the disclosure on pages 94 and 96 as requested.

Executive Compensation, page 86

33.	Please reconcile the second and third sentences of the first paragraph. The second sentence implies that you intend for your investors to find important relevant information on your website. The third sentence implies that the information is not part of the prospectus.

Response: The Company has eliminated the above-referenced disclosure.

United States Securities and Exchange Commission

August 31, 2007

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34.	We note your references to compensation surveys. Please identify the surveys you used and their components, including component companies. Also, while we note in your disclosure that you do not use a specific formula to set pay in relation to the data you use, please disclose where within the range of compensation revealed in the surveys your compensation was set. Please provide disclosure that is more specific than “below average” and “competitive” like on page 87 and “comparable companies” like on page 90.

Response: The Company has revised the disclosure on pages 101 and 102 as requested.

35.	We note your disclosure that your compensation committee did not use a specific formula to set pay in relation to market data. If compensation decisions were based on the subjective discretion of the committee, please say so clearly and directly without implying that objective factors were used.

Response: The Company has revised the disclosure on page 100 as requested.

36.	We note your disclosure about the Chief Executive Officer providing an “analysis of annual corporate goal achievement” and “executive officer performance.” Please describe specifically how these factors were used to make compensation decisions during the applicable periods.

Response: The Company has revised the disclosure on page 100 as requested.

37.	Please provide a discussion and analysis of compensation of additional officers that you know are to be named executive officers for 2007, particularly to the extent that their compensation will differ from disclosure regarding current named executive officers. See the second sentence of instruction 2 to Regulation S-K Item 402(b).

Response: The Company has revised the disclosure on page 100 as requested.

Base Salary, page 87.

38.	We note your disclosure about how annual salaries are set at the time of hire taking into account the “executive officer’s scope of responsibilities, qualifications, experience, competitive salary information and internal equity” and in ensuing years on an assessment of “the executive’s performance against job responsibilities, overall company performance and competitive salary information.” Please describe specifically how these factors were used to make compensation decisions during the applicable periods.

Response: The Company has revised the disclosure on page 101 as requested.

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39.	Please describe why base salaries were kept the same in 2006.

Response: The Company has revised the disclosure on page 101 as requested.

40.	Please more specifically disclose the size of the “modest” increases in 2007 and explain how that size was determined. If the increase were not proportionate for each named executive, please discuss the reasons for the differences.

Response: The Company has revised the disclosure on pages 101 and 102 as requested.

Bonuses, page 87

41.	We note that you have not provided a quantitative discussion on the “pre-approved corporate goals” and “individual goals” to be achieved for your executive officers to earn their discretionary annual bonuses. Please provide such disclosure or alternatively tell us why you believe that the disclosure of such information would result in competitive harm such that the information could be excluded under Instruction 4 to Item 402(b). Further, qualitative goals generally need to be presented to conform to the requirements of Item 402(b)(2)(v). To the extent that it is appropriate to omit specific targets. discuss how difficult it would be for the executive or how likely it will be for the registrant to achieve the target levels or other factors. Please see Instruction 4 to Item 402(b).

Response: As the Staff has noted, Instruction 4 to Item 402(b) of Regulation S-K provides that the Company need not disclose the “pre-approved corporate goals” and “individual goals” if such disclosure would result in competitive harm to the Company. Instruction 4 further provides that the standard used in determining whether disclosure would cause competitive harm is the same standard applicable to requests for confidential treatment of confidential trade secrets or confidential commercial or financial information pursuant to Securities Act Rule 406 and Exchange Act Rule 24b-2 of the Securities Exchange Act of 1934, as amended, each of which incorporates the criteria for non-disclosure when relying upon “exemption 4” of the Freedom of Information Act (“FOIA”) and Rule 80(b)(4) thereunder.

Courts have construed exemption 4 and provided guidance regarding the scope of the exemption in several cases. One of the principal cases is Gulf & Western Indus., Inc. v. United States, 615 F.2d 527 (D.C. Cir. 1979), in which the Court of Appeals for the District of Columbia Circuit (the “D.C. Circuit”) affirmed a district court ruling that the Government was entitled to withhold certain documents from the disclosure requirements of FOIA pursuant to exemption 4. In that case, the court held that for information to fall within exemption 4, “the information must be (1) commercial or financial, (2) obtained from a person outside the government, and (3) privileged or confidential.” Id. at 529 (citing National Parks and Ass’n v. Morton, 498 F.2d 765 (D.C. Cir. 1974). The information being sought in that case met the first two requirements because it related to the business of Norris Industries, Inc., a third party defense contractor (“Norris”). Id. at 529. In determining whether the such information was entitled to confidential treatment, the court, citing Morton, held that “[i]nformation is privileged or confidential if it is not the type usually released to the public and is of the type that, if released to the public, would cause substantial harm to the competitive position of the person from whom the information was obtained.” Id. at 530 (citing Morton, 498 F.2d at 770). The D.C. Circuit further held:

In order to show the likelihood of substantial competitive harm, it is not necessary to show actual competitive harm. Actual competition and the likelihood of substantial competitive injury is all that need be shown.

Id. at 530 (citing National Parks and Conservation Association v. Kleppe, 547 F.2d 673 (D.C. Cir. 1976)).

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August 31, 2007

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The court ultimately affirmed the district court’s ruling that the Government was entitled to withhold the information being sought because it found that disclosure of such information would allow Norris’s competitors to calculate accurately its future bids and its pricing structure from the withheld information. Id. According to the court, such information should remain confidential because it was not “of the type normally released to the public” and that “substantial competitive harm” would be caused if it were disclosed. Id.

In Critical Mass Energy Project v. Nuclear Regulatory Comm’n, 975 F.2d 871 (D.C. Cir. 1992), the D.C. Circuit, in an en banc decision, re-affirmed the long-standing two-part exemption 4 confidentiality test that was first articulated in Morton, supra, and on which the Gulf & Western court based its decision. Id. at 872. Under the Morton test, any financial or commercial information is confidential for the purposes of exemption 4 if “disclosure would be likely either ‘(1) to impair the Government’s ability to obtain necessary information in the future; or (2) to cause substantial harm to the competitive position of the person from whom the information was obtained.” Critical Mass, 975 F.2d at 878 (quoting Morton, 498 F.2d at 770). While government interest is unlikely to be implicated where the production of information is compelled, competitive interest remains a threat to the business of the person from whom the information is sought.

The Company believes that, as elaborated more fully below, the “pre-approved corporate goals” and “individual goals” referred to in the Staff’s comment are exempted from disclosure under exemption 4 because they meet all three requirements referred to above: the information (1) is commercial or financial; (2) was obtained from a person outside of the government and (3) is “confidential,” as defined by the D.C. Circuit in Gulf & Western. For all of the reasons set forth herein, such information is “not of the type normally released to the public,” and “substantial competitive harm” to the Company would be caused were it to be disclosed.

The Company believes that disclosing the specific “pre-approved corporate goals” and “individual goals” referenced above would cause competitive harm to the Company and would be of relatively little value to investors. Certain of these corporate and individual goals are based on specific financial metrics, including revenue and expense targets and profit margins. Disclosure of such metrics would provide the Company’s competitors with valuable insight into the Company’s financial model, expectations regarding future product costs and sales and pricing strategy. These competitors could use such insight to, among other things, price competing

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Page Sixteen

products below levels at which the Company believes it will be able to price its products and to devote additional resources to competing with the Company during time periods in which the Company anticipates its own sales to be strong. Moreover, the Company’s customers and suppliers could use target metrics, such as profit margin goals, to negotiate more effectively with the Company on pricing terms. If the Company was unable to negotiate favorable terms with its customers and suppliers, its stockholders would be adversely affected.

The Company’s corporate and individual goals also contain specific milestones relating, for example, to design wins with specific potential customers and penetration in particular market segments. Were this information to become available to the Company’s competitors, they would undoubtedly use it to the detriment of the Company and its stockholders. For example, such competitors could focus their sales efforts on customers or market segments that the Company anticipates targeting, thereby competing more effectively with the Company. In addition, such competitors could enhance their research and development efforts in market segments the Company has targeted in an attempt to bring products to market before the Company. Finally, the Company’s potential customers identified in the corporate and individual goals would be disadvantaged if their own competitors learned of the potential use of the Company’s products and technologies. As described in the “Risk Factors” section of the Registration Statement, the Company’s operating results would be harmed if its customers were unable to compete effectively in their respective markets.

While the Company’s goals regarding specific financial metrics and design and market segment wins or individual goals relating to each executive’s functional area would be useful to the Company’s competitors, such goals would not be particularly valuable to investors. Specifically, the financial metrics contained in the corporate and individual goals would be of relatively little value to investors because the Company’s competitors generally do not disclose such financial metrics at an equivalent level of detail. Consequently, investors would be precluded from comparing such financial metrics with those of other companies and therefore from drawing accurate and meaningful conclusions about the value of these goals. Moreover, there is no guarantee that the Company or the individuals will meet the goals. Therefore, investors would be better served by the Company’s disclosure of more definite information contained in the Registration Statement and, in the future, the Company’s periodic reports, rather than the currently speculative information contained in the corporate and individual goals. Finally, through the Company’s description and filing of its executive bonus plan, investors have access to the general criteria upon which bonus awards are made, such as revenues, expenses, profit margins and design wins. Such information will allow investors to evaluate the categories of corporate performance that the Company rewards through its executive bonus plan, without causing competitive harm to the Company through the disclosure of sensitive information contained in the goals.

In response to the Staff’s comment, the Company has revised the disclosure on pages 102 and 103 to clarify that bonuses to executive officers are based on the general categories of corporate performance described above and in the Company’s executive bonus plan and to discuss the assessment of how difficult it would be for the executive or how likely it would be for the Company to meet the applicable goals.

United States Securities and Exchange Commission

August 31, 2007

Page Seventeen

42.	We note the last sentence on page 87. Please clarify whether the CEO establishes individual goals for himself.

Response: The Company has revised the disclosure on page 102 as requested.

43.	Please discuss the extent to which goals were achieved, and explain the reasons for any deviations from the target percentages.

Response: The Company has revised the disclosure on page 103 as requested.

44.	Explain in more detail the performance objectives and financial budgetary goals established for 2007 that will be considered in determining annual cash incentive compensation. Explain what factors the board considered in determining the percentages that would apply if described objectives were met. Clarify how annual cash incentives will be determined if some, but not all, corporate performance objectives are met.

Response: With respect to the Staff’s comment regarding performance objectives and goals, the Company respectfully refers the staff to its response to Comment 41 above. With respect to the Staff’s comment regarding the factors the Board of Directors of the Company considered in determining bonus percentages, the Company has revised the disclosure on page 103 as requested.

45.	Refer to the last paragraph of this section. Please identify who received the discretionary bonuses, when and why. Clarify how the amounts were set.

Response: The Company respectfully submits that the disclosure requested by the Staff in Comment 45 is not required in the Registration Statement. Specifically, the Company submits that Item 402 of Regulation S-K generally requires disclosure of compensation paid during the Company’s last full fiscal year. While the Company acknowledges that, pursuant to Instruction 2 to Item 402(b) of Regulation S-K, it may be required to disclose actions regarding executive compensation that were taken after the end of the last fiscal year, the discretionary bonuses referred to above are unrelated to and are not necessary to a fair understanding of the compensation of the Company’s named executive officers for the last fiscal year. Consequently, the Company will disclose the details of the discretionary bonuses referred to above in its annual report on Form 10-K for the 2007 fiscal year or in its 2007 proxy statement.

United States Securities and Exchange Commission

August 31, 2007

Page Eighteen

Long-Term Incentives, page 88

46.	Please identify with specificity each factor mentioned in the second paragraph that determined the size of the grant to each named executive. Also identify the specific “performance milestones” mentioned in the fifth paragraph and how achievement of those milestones determined the size of the grant.

Response: The Company has expanded the disclosure on page 104 as requested. With respect to the Staff’s request that “performance milestones” be disclosed, the Company respectfully refers the staff to its response to comment 41 above. The Company has, however, revised the disclosure on page 104 to clarify that the achievement of the “performance milestones” determined the timing, but not the size, of the above-referenced option grants.

47.	Please disclose the current “pre-approved” goals required for future grants as mentioned in the fourth paragraph. Also, clarify whether the size of the grant upon achievement of the goal has been determined.

Response: The Company has revised the disclosure on page 104 to clarify that the option grants conditioned upon pre-approved goals were former option grants. Currently, there are no pre-approved goals which, if met, will result in additional option grants.

48.	Please describe with specificity how you determined the size of each grant mentioned in the table on page 90.

Response: The Company respectfully refers the Staff to the revised disclosure provided in the Registration Statement in response to Comment 46 above.

Summary Compensation Table, page 91

49.	Refer to the last sentence of footnote 2. Please clarify how early exercise of a stock option generated the stock award amount specified in the table.

Response: The Company has clarified the disclosure on page 106 as requested.

Related-Persons Transactions, page 108

50.	Please tell us why you have not disclosed the STMicroelectronics transaction described on page F-36.

Response: The Company respectfully submits that the STMicroelectronics transaction referred to in the Staff’s comment is not required to be disclosed as a related-party transaction because STMicroelectronics is not, with respect to the Company, a “related person” as defined in Instruction 1 to Item 404(a) of Regulation S-K. The reference to STMicroelectronics as a “significant stockholder and related party” on page F-36 of the originally filed Registration Statement refers to STMicroelectronics’ relationship with RF Magic prior to the Company’s acquisition of RF Magic. Prior to the Company’s acquisition of RF Magic,

STMicroelectronics did not own any shares of the Company’s capital stock. Upon the Company’s acquisition of RF Magic, and the conversion of STMicroelectronics’ shares of capital stock of RF Magic into shares of the Company’s capital stock, STMicroelectronics did not, and does not, hold a 5% or greater interest in the Company’s capital stock and was not, and is not, otherwise a “related person” with respect to the Company.

United States Securities and Exchange Commission

August 31, 2007

Page Nineteen

Policies and Procedures, page 112

51.	Please disclose the standards to be applied to your policies and procedures. For example, if there is another source for comparable services or products, will the audit committee reject the transaction?

Response: The Company respectfully advises the Staff that in its consideration of related-person transactions, the Company’s audit committee does not apply a set of fixed standards, but rather takes into account all relevant available facts and circumstances, including those listed under the heading “Policies and Procedures for Transactions with Related Persons” in the Registration Statement, in determining whether the related-person transaction is in the best interests of the Company and its stockholders. For example, if there were another source for comparable services or products, the audit committee would certainly take that information into consideration in making its determination, but the transaction would not necessarily be rejected (and circumstances may exist, such as where the comparable services or products were only available from an unrelated party at an unreasonable cost, when the audit committee could determine that such transaction is in the best interests of the Company and its stockholders notwithstanding such availability). In response to the Staff’s comment, the Company has added clarifying disclosure on page 126 of the Registration Statement.

Selling Stockholders, page 114

52.	Please tell us whether any of the selling stockholders are broker-dealers or affiliates of broker-dealers. A selling shareholder who is a broker-dealer must be identified in the prospectus as an underwriter. In addition, a selling stockholder who is an affiliate of a broker-dealer must be identified in the prospectus as an underwriter unless that selling stockholder is able to make the following representations in the prospectus: the selling shareholder purchased the shares being registered for resale in the ordinary course of business, and at the time of the purchase, the selling shareholder had no agreements or understandings, directly or indirectly, with any person to distribute the securities. Please revise as appropriate.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it has not yet determined the identity of the selling stockholders. Once the selling stockholders have been identified, the Company will name them in the Registration Statement and to the extent applicable, will comply with the Staff’s comment.

United States Securities and Exchange Commission

August 31, 2007

Page Twenty

53.	With a view toward disclosure, please tell us when the selling stockholders acquired their shares being offered and the consideration paid.

Response: The Company respectfully advises the Staff that once it has determined the identity of the selling stockholders, it will provide all disclosure required by Item 507 of Regulation S-K. However, the Company respectfully submits that the date on which each selling stockholder acquired the shares being offered and the consideration paid is not required or material to investors, unless such selling stockholder is or was a “related person” with respect to the Company, in which case the Company advises the Staff that it has provided the disclosure required by Item 404 of Regulation S-K with respect to such stockholder in the “Related-Person Transactions” section of the Registration Statement.

54.	Please provide all disclosure required by Regulation S-K Item 507, including with regard to the shares being offered that may be sold in the over-allotment.

Response: The Company respectfully advises the Staff that once it has determined the identity of the selling stockholders, it will provide all disclosure required by Item 507 of Regulation S-K, including with regard to the shares being offered that may be sold pursuant to the underwriters’ over-allotment option.

Description of Capital Stock, page 117

55.	With a view toward clarified disclosure in an appropriate section of your document, please tell us the percentage of your subsidiary that is or may become owned by third parties due to your assumed option plans or other obligations.

Response: The Company has revised the disclosure on page 131 as requested.

Amended and Restated Certificate of Incorporation and Bylaws, page 120

56.	Please expand this section to describe the last clause of section V.E of exhibit 3.2. Also add risk factors as appropriate.

Response: The Company has expanded the disclosure on page 135 and has added risk factor disclosure on page 33 as requested.

Underwriting, page 126

57.	We note your disclosure at the top of page 128. Please expand to provide more specific information regarding the relationships with the underwriters.

Response: None of the underwriters have provided any services to the Company to date. The Company has revised the disclosure on page 142 accordingly. If there are additional underwriters, the Company will update the disclosure if required.

United States Securities and Exchange Commission

August 31, 2007

Page Twenty-One

Financial Statements

58.	Please update the filing when required by Rule 3-12 of Regulation S-X.

Response: The Company acknowledges the Staff’s comment and has updated the filing as requested.

Report of Independent Auditors, page F-2

Report of Independent Auditors, page F-29

59.	Please revise to present the conformed signature of the auditors and the city and state where issued. Refer to Rule 2-02 of Regulation S-X.

Response: The auditors have revised their reports on pages F-2 and F-36 as requested.

Note 1, Organization and Summary of Significant Accounting Policies, page F-7

Segment Reporting, page F-9

60.	Please revise the geographic area information to present the domestic (US) revenues separately from the rest of North America. Please see the requirement in paragraph 38(a) of SFAS 131.

Response: The Company has revised the disclosure on page F-11 as requested.

61.	You describe several product lines including home networking, broadband access, DBS Outdoor Units and TV tuners. Please provide product line disclosure under paragraph 37 to SFAS 131.

Response: Paragraph 37 of SFAS 131 provides that “[a]n enterprise shall report the revenues from external customers for each product and service or each group of similar products and services unless it is impracticable to do so. The amounts of revenues reported shall be based on the financial information used to produce the enterprise’s general-purpose financial statements. If providing the information is impracticable, that fact shall be disclosed.”

The Company respectfully submits that, given its specific facts and circumstances, its disclosure currently complies with paragraph 37 of SFAS 131, as the Company derives all its product revenue from only one group of substantially similar products – silicon integrated circuits and associated software that are embedded in electronic devices used to enable the delivery of multiple streams of HD video and other multimedia content for entertainment purposes into and throughout the home. In addition:

•

given the similarity of the end markets for the Company’s products, the Company expects demand for such products to be impacted in relatively the same manner by changes in consumer demand and market conditions;

•	the manufacturing of the Company’s products involves similar wafer fabrication, assembly, and test processes; and
•

the Company’s products are sold though a centralized sales force and are marketed to one type of customer: consumer electronics manufacturers of connected home entertainment solutions, which incorporate the Company’s products into their own products.

United States Securities and Exchange Commission

August 31, 2007

Page Twenty-Two

As a result, the Company does not believe that further disaggregation of revenues from sales of its products is required or would be meaningful.

The references to “product family(ies)” and “product line(s)” in the originally filed Registration Statement were included by the Company in an effort to provide the reader with a detailed understanding of the end markets for the Company’s products. For the avoidance of confusion, the Company has eliminated all such references in Amendment No. 2.

Note 8, Stockholders’ Deficit, page F-22

Stock Options, page F-22

62.	Please provide us with a schedule showing in chronological order, the date of grant, optionee, number of options granted, exercise price and the fair value of the underlying shares of common stock for the options issued within during 2006 and to date in 2007. Also include other issuances or preferred and common stock. Please indicate the compensation recorded for each of these issuances and reconcile to the amounts recorded in the financial statements.

Describe to us the objective evidence and analysis which supports your determination of the fair value at each grant and stock issuance date. Highlight any transactions with unrelated parties believed by management to be particularly evident of an objective fair value per share determination. Also provide us with a chronological bridge of management’s fair value per share determinations to the current estimated IPO price per share. Also, indicate when discussions were initiated with your underwriter(s) about possible offering price ranges.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will provide the requested information upon receipt from the underwriters of a preliminary valuation estimate of the Company that could be utilized to determine possible offering price ranges. The Company anticipates providing such information in connection with the next amendment to the Registration Statement or prior to that time in a supplemental submission to the Staff.

United States Securities and Exchange Commission

August 31, 2007

Page Twenty-Three

63.	Please note that we are deferring any final evaluation of stock compensation until the estimated offering price is specified, and we may have further comments in that regard when you file the amendment containing that information.

Response: The Company acknowledges the Staff’s comment.

Note 12 Subsequent Events, page F-27

64.	We read that in May 2007 you acquired Arabella, a developer of embedded software. Please provide us your computations of the significance for this acquisition.

Response: The Company concluded that its acquisition of Arabella Software Ltd. was not significant per the provisions of Rule 3-05 of Regulation S-X based on the following calculations:

Conditions Pursuant to Section 210.1-02(w)(1): The Company has calculated the total purchase consideration for Arabella as approximately $3,409,000. Pursuant to the audited financial statements of the Company for the fiscal year ended December 31, 2006, the Company’s total assets as of December 31, 2006 were approximately $31,224,000. Thus, the total investments in and advances to Arabella represented approximately 10.9% of the total assets of the Company as of the end of the most recently completed fiscal year.

Conditions Pursuant to Section 210.1-02(w)(2): Pursuant to the audited financial statements of Arabella for the fiscal year ended December 31, 2006, Arabella’s total assets as of December 31, 2006 were approximately $347,000. Thus, the Company’s proportionate share of the total assets of Arabella represented approximately 1.1% of the total assets of the Company as of the end of the most recently completed fiscal year.

Conditions Pursuant to Section 210.1-02(w)(3): Pursuant to the audited financial statements of the Company and Arabella for the fiscal year ended December 31, 2006, the Company and Arabella incurred net losses of approximately $7,051,000 and $327,000, respectively. Thus, the Company’s equity in the loss from continuing operations of Arabella represented approximately 4.6% of such loss of the Company for the most recently completed fiscal year.

Consents of Independent Registered Public Accounting Firms – Exhibits 23

65.	Please include updated consents in all amendments.

Response: The Company acknowledges the Staff’s comment and has included updated consents as requested.

United States Securities and Exchange Commission

August 31, 2007

Page Twenty-Four

Undertakings

66.	Please note that due, in part, to the language of Securities Act Rule 430C(d), the undertakings included in Item 512(a)(5)(ii) and 512(a)(6) of Regulation S-K should be included in filings for initial public offerings. Please revise your filing to include these undertakings.

Response: The Company has revised the undertakings on page II-7 as requested.

Exhibits

67.	Please file complete exhibits. For example, please file the exhibits to the agreement filed as exhibit 2.1 to the extent material to an investment decision and are not otherwise disclosed. Also, include a list briefly identifying the contents of all omitted schedules, together with an agreement to furnish us a copy of any omitted schedule to the Commission upon request. See Item 601(b)(2) of Regulation S-K.

Response: The Company acknowledges the Staff’s comment and has filed the requested information.

68.	Please file the Cadence agreement mentioned on page 63. Also, please file the Arabella Software agreement described on page 14.

Response: As indicated in the Company’s response to comment 31, the Cadence Design Systems software license agreement described on page 63 of the originally filed Registration Statement (the “Cadence Agreement”) is of a type that ordinarily accompanies the kind of business conducted by the Company, and is not viewed by the Company as a contract on which the Company’s business is substantially dependent. Moreover, as indicated in the Company’s response to comment 64, the agreement and plan of merger and reorganization whereby the Company acquired Arabella (the “Arabella Agreement”) relates to an acquisition of an entity that does not constitute a “significant subsidiary” of the Company pursuant to Item 3-05 of Regulation S-X. Accordingly, the Company respectfully submits that neither the Cadence Agreement nor the Arabella Agreement is required to be filed as an exhibit to the Registration Statement pursuant to Rule 601 of Regulation S-K.

69.	We note your reference to an application for confidential treatment. We will provide any comments related to your request separately. Comments must be resolved and your application must be complete before we may accelerate the effective date of your registration statement.

Response: The Company acknowledges the Staff’s comment.

* * * * * * * * * *

United States Securities and Exchange Commission

August 31, 2007

Page Twenty-Five

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 2 or this response letter to me at (858) 550-6044 or to Charles Kim at (858) 550-6049.

Sincerely,

/s/ Jason L. Kent

Jason L. Kent

cc:	Patrick C. Henry, Entropic Communications, Inc.
Lance W. Bridges, Esq., Entropic Communications, Inc.
Frederick T. Muto, Esq., Cooley Godward Kronish LLP
Charles S. Kim, Esq., Cooley Godward Kronish LLP
Alan F. Denenberg, Esq., David Polk & Wardwell